As filed with the Securities and Exchange Commission on August 18, 2017.

1933 Act Registration No. 333-68105
1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 50	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 52	[X]

JNL VARIABLE FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (312) 338-5801

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	Ropes & Gray LLP
JNL Variable Fund LLC	32nd Floor
Vice President, Counsel & Secretary	191 North Wacker Drive
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on September 18, 2017 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on _________________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on _________________ pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 50, is to designate a new effective date of the Post-Effective Amendment No. 49, which was filed on June 6, 2017 (Accession No. 0001072428-17-000051). Parts A, B and C of Post-Effective Amendment No. 49 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 18th day of August, 2017.

JNL VARIABLE FUND LLC

/s/Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/Susan S. Rhee*	August 18, 2017
Michael Bouchard
Manager

/s/Susan S. Rhee*	August 18, 2017
Ellen Carnahan
Manager

/s/Susan S. Rhee*	August 18, 2017
William Crowley
Manager

/s/Susan S. Rhee*	August 18, 2017
Michelle Engler
Manager

/s/Susan S. Rhee*	August 18, 2017
John W. Gillespie
Manager

/s/Susan S. Rhee*	August 18, 2017
Richard D. McLellan
Manager

/s/Susan S. Rhee*	August 18, 2017
Mark D. Nerud
President and Manager

/s/Susan S. Rhee*	August 18, 2017
William R. Rybak
Manager

/s/Susan S. Rhee*	August 18, 2017
Edward C. Wood
Manager

/s/Susan S. Rhee*	August 18, 2017
Patricia A. Woodworth
Manager

/s/Susan S. Rhee*	August 18, 2017
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact